Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Apr. 01, 2020
Cover [Abstract]
Entity Registrant Name	Strata Power Corp
Entity Central Index Key	0001227282
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	20,085,119	20,085,119
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	A0
Entity File Number	000-500934